Provision for contingencies - Schedule Of Nature And Movement Of The Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	R$ 10,150	R$ 9,564
Additions	18,650	3,976
Reversals	(14,387)	(1,717)
Interests	6,317	520
Payments	(10,180)	(2,193)
Business combination	171,299
Non-current provisions, ending balance	181,849	10,150
Linx
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Business combination	164,259
Civil
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	9,572	8,876
Additions	12,376	3,567
Reversals	(4,773)	(1,389)
Interests	1,847	481
Payments	(9,318)	(1,963)
Business combination	5,906
Non-current provisions, ending balance	15,610	9,572
Labor
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	578	688
Additions	6,090	409
Reversals	(8,249)	(328)
Interests	402	39
Payments	(58)	(230)
Business combination	17,620
Non-current provisions, ending balance	16,383	578
Tax
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	0	0
Additions	184	0
Reversals	(1,365)	0
Interests	4,068	0
Payments	(804)	0
Business combination	147,773
Non-current provisions, ending balance	149,856	R$ 0
Tax | Linx
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Business combination	82,012
Tax | Questor
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Business combination	R$ 7,040